Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties - Transactions with the related parties [Line Items]
Total		₩ 27,198	₩ 28,589	₩ 18,897
BNP Paribas Cardif Life Insurance
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,890	3,023	3,390
General and administrative expenses		(1)	(2)	(4)
Interest expense		(52)	(13)	(5)
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		42	323	361
Shinhan EZ General Insurance, Ltd [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[1]	2	10	10
Interest expense		(1)	(1)	0
Reversal of credit losses		5	6	0
Other operating income			0	333
SM New Technology Business Investment Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	0	187	0
Partners 4th Growth Investment Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(12)	(11)	(4)
Shinhan-Albatross Technology Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		146	129	54
KDBC Midas Dong-A Snowball Venture Fund II
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	0	(2)
SHC-K2 Global Material Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	19
Synergy-Shinhan Mezzanine New Technology Investment Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	50
Shinhan-Midas Dong-A Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		121	115	63
GX SHINHAN INTEREST 1st Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	454
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		181	271	361
SHC ULMUS Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	39
Shinhan-PS Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		15	20	20
Nomura Rifa Private Real Estate Investment Trust No.19 [Member]
Related parties - Transactions with the related parties [Line Items]
Interest income		522	530	525
Other operating income		0	0	3
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,550	974	2,501
Korea Finance Security
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		6	8	10
Interest expense		0	(1)	(1)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		140	1,028	206
Shinhan-Rhinos 1 Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	61	47	64
SHINHAN-CORE TREND GLOBAL FUND 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	0	106	100
Kiwoom-Shinhan Innovation Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		118	240	240
One Shinhan Global Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		104	208	399
FuturePlay-Shinhan TechInnovation Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		227	241	218
Korea Credit Bureau
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		13	14	13
Interest expense		0	(9)	(12)
Goduck Gangil1 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Interest income		377	754	915
Reversal of credit losses		31	20	7
SBC PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		808	776	732
Interest expense		(23)	(14)	(5)
IMM Global Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		0	(1)	0
Interest expense		(274)	(49)	(13)
Interest income		29	23	25
Goduck Gangil10 PFV Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	793
Reversal(provision) for credit loss		14	(4)	(19)
Interest expense		(738)	(78)	(4)
Interest income		171	283	299
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	478
Interest income	[2]	0	0	731
Provision for credit losses		0	0	(67)
COSPEC BIM tech
Related parties - Transactions with the related parties [Line Items]
Reversal(provision) for credit loss		0	95	(95)
Interest income	[2]	0	41	0
Korea Omega Project Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		180	180	131
New Green Shinhan Mezzanine Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[2]	0	334	42
Sparklabs-Shinhan Opportunity Fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		202	202	174
EDNCENTRAL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,212	714	578
Other operating expense		0	0	(121)
Interest income		267	1,140	649
Shinhan Western T&D Consignment Management Real Estate Investment Co., Ltd
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[3]	0	0	300
Kakao-Shinhan 1st TNYT Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		386	386	165
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	5,474	44
Interest income	[2]	0	1	9
Open-Shinhan Portfolio Investment Association No. 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	59	59
Future-Creation Neoplux Venture Capital Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		53	308	116
Interest income		74	31	14
Neoplux Market-Frontier Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		904	954	416
Gyeonggi-Neoplux Superman Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		623	621	149
Shinhan-Neoplux Energy Newbiz Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		978	1,002	308
NewWave 6th Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		1,014	1,210	303
SHINHAN-NEO Core Industrial Technology Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		498	498	3
KTC-NP Growth Champ 2011-2 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		0	0	86
Interest income		59	26	5
Neoplux No.3 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,190	2,433	748
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Related parties - Transactions with the related parties [Line Items]
Fees and commission income	[4]	0	83	1,412
CREDIAN T&F 2020 CORPORATE FINANCIAL STABILITY PRIVATE EQUITY FUND
Related parties - Transactions with the related parties [Line Items]
Interest expense	[3]	0	0	(1)
SHINHAN-NEO Market-Frontier 2nd Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		2,050	2,026	0
Korea Digital Asset Custody
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	(2)	0
SWK-Shinhan New Technology Investment Fund 1st
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		76	41	0
Ulmus SHC innovation investment fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		94	63	0
iPIXEL Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest income		1	2	0
CJL No.1 Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		(7)	(2)	0
Reverent-Shinhan Vista Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		40	90	0
Hermes Private Investment Equity Fund
Related parties - Transactions with the related parties [Line Items]
Interest expense		0	(1)	0
Kiwoom-Shinhan Innovation Fund 2
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		279	115	0
ETRI Holdings-Shinhan 1st Unicorn Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		100	32	0
Shinhan-Time mezzanine blind Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		107	300	0
Shinhan VC tomorrow venture fund 1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3,400	419	0
JS Shinhan Private Equity Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		587	250	0
Shinhan Smilegate Global PEF I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		49	189	0
Stonebridge-Shinhan Unicorn Secondary Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		591	0	0
Shinhan-Kunicorn first Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		261	0	0
Shinhan Quantum Startup Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		125	0	0
Shinhan Simone Fund I
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		78	0	0
ShinhanFitrin 1st Technology Business Investment Association
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		59	0	0
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	0	0
Logisvalley Shinhan REIT Co.,Ltd.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		458	0	0
Interest expense		(1)	0	0
Interest income		1,018	0	0
Reversal of credit losses		(28)	0	0
Shinhan-Albatross Tech Investment Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(7)	0	0
Shinhan Dev healthcare Fund I [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		66	0	0
Shinhan-Cognitive Start-up Fund L.P.
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		192	0	0
Global Commerce Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		10	0	0
Shinhan-HGI Social Enterprise Fund
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		27	0	0
Shinhan WWG Energy Fund New Technology Venture Investment Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		22	0	0
IGISShinhan New Technology Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		36	0	0
ShinhanG.N.Tech Smart Innovation Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		81	0	0
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		6	0	0
SH Global Net Zero Solution Security Investment Trust [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		82	0	0
Newlake Growth Capital Partners2 PEF [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	0	0
Shinhan Global Active REIT Co.Ltd
Related parties - Transactions with the related parties [Line Items]
Interest expense		(1)	0	0
DeepBlue No.1 Private Equity Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Interest expense		(2)	0	0
DS SHINHAN Content Investment Fund 1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		18	0	0
Shinhan Time 1st Investment fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		4	0	0
SHINHAN SGC ESG Fund No.1 [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		5	0	0
ShinhanSneak Peek BioHealthcare Bounce Back Fund [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		4	0	0
ShinhaniSquare Venture Fund 1st [Member]
Related parties - Transactions with the related parties [Line Items]
Fees and commission income		3	0	0
Key management personnel and their immediate relatives
Related parties - Transactions with the related parties [Line Items]
Interest income		₩ 205	₩ 122	₩ 126

[1]	For the year ended December 31, 2022, it is incorporated into the consolidation target as the Group held control due to increased equity ratio and BNP Paribas Cardif General Insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The transaction amount for the years ended December 31, 2020, 2011 and 2022 is the amount before being incorporated into the consolidation target.
[2]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.
[3]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2020.
[4]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2022.